Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Short-term (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfPerson shares	Dec. 31, 2020 EUR (€) numberOfPerson shares	Dec. 31, 2019 numberOfPerson
Remuneration of key personnel
Number of employees | numberOfPerson	197,070	191,189	196,419
Fixed salary	€ 6,467	€ 5,717
Variable compensation, immediate payments, cash	3,079	514
Variable compensation, immediate payments, in shares	3,079	515
Pension	1,824	2,019
Other remuneration	3,542	5,537
Total remuneration	€ 26,486	€ 19,073
Current senior managers
Remuneration of key personnel
Number of employees | numberOfPerson	15	18
Fixed salary	€ 19,183	€ 21,642
Pension	5,542	6,039
Other remuneration	5,055	6,312
Total remuneration	€ 53,880	€ 50,413
Award, number of shares (in shares) | shares	2,706,819	2,135,700
Deferred amount in shares not linked to long-term objectives (in shares) | shares	1,175,191	919,308
Current senior managers | ILP
Remuneration of key personnel
Variable compensation, immediate payments, cash	€ 8,402	€ 5,739
Variable compensation, immediate payments, in shares	8,402	5,740
Current senior managers | Deferred conditional variable remuneration plan
Remuneration of key personnel
Variable compensation, immediate payments, cash	3,648	2,470
Variable compensation, immediate payments, in shares	€ 3,648	€ 2,471